Debt Instruments - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for impairment losses
Financial assets	$ (1,773,414)	$ (1,407,320)
Impairment losses on financial assets	21,799	19,220	$ 18,810
Debt instruments.
Allowance for impairment losses
Financial assets	(573,046)	(355,333)
Debt instruments. | Impairment losses
Allowance for impairment losses
Financial assets	91	23
Debt instruments. | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	91	23
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	(443,909)	(273,487)
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	(119,276)	(69,113)
Issued by financial institutions
Allowance for impairment losses
Financial assets	(3,413)	(2,270)
Other debt securities
Allowance for impairment losses
Financial assets	(6,448)	(10,463)
Financial assets at fair value through other comprehensive income category
Allowance for impairment losses
Impairment losses on financial assets	68		4
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Financial assets	(355,321)	(233,463)	(154,483)
Financial assets at fair value through other comprehensive income category | Debt instruments. | Impairment losses
Allowance for impairment losses
Financial assets	91	23
Change in allowance for impairment losses	68	3
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	91	23
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Impairment losses
Allowance for impairment losses
Financial assets	89	22
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	89	22
Financial assets at fair value through other comprehensive income category | Other debt securities | Impairment losses
Allowance for impairment losses
Financial assets	2	1
Financial assets at fair value through other comprehensive income category | Other debt securities | Stage 1 | Impairment losses
Allowance for impairment losses
Financial assets	2	1
Financial assets at amortized cost category
Allowance for impairment losses
Impairment losses on financial assets	21,731	19,220	$ 18,806
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Financial assets	(11,453)	(11,257)
Impairment losses on financial assets	$ 0	$ 0